Exhibit 99.1

Hyundai Auto Receivables Trust 2016-B
Monthly Servicing Report

Collection Period						April 2020
Distribution Date						05/15/20
Transaction Month						44
30/360 Days						30
Actual/360 Days						30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 12, 2016
Closing Date:		September 21, 2016

		Dollars	Units	WAC	WARM
Original Pool Balance:		$ 1,260,473,580.72	63,791	3.22%	59.71
Original Adj. Pool Balance:		$ 1,213,343,509.49

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$ 225,000,000.00	17.850%	0.70000%		September 15, 2017
Class A-2 Notes	Fixed	$ 475,000,000.00	37.684%	1.12000%		October 15, 2019
Class A-3 Notes	Fixed	$ 328,000,000.00	26.022%	1.29000%		April 15, 2021
Class A-4 Notes	Fixed	$ 94,900,000.00	7.529%	1.45000%		November 15, 2022
Class B Notes	Fixed	$ 21,840,000.00	1.733%	1.82000%		November 15, 2022
Class C Notes	Fixed	$ 32,770,000.00	2.600%	2.19000%		November 15, 2022
Class D Notes	Fixed	$ 26,710,000.00	2.119%	2.68000%		September 15, 2023
Total Securities		$ 1,204,220,000.00	95.537%

Overcollateralization		$ 9,123,509.49	0.724%
YSOA		$ 47,130,071.23	3.739%
Total Original Pool Balance		$ 1,260,473,580.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

		Beginning of Period		Ending of Period		Change
		Balance	Note Factor	Balance	Note Factor
Class A-1 Notes		$ -	-	$ -	-	$ -
Class A-2 Notes		$ -	-	$ -	-	$ -
Class A-3 Notes		$ -	-	$ -	-	$ -
Class A-4 Notes		$ 73,690,892.86	0.7765110	$ 61,012,385.84	0.6429124	$ 12,678,507.02
Class B Notes		$ 21,840,000.00	1.0000000	$ 21,840,000.00	1.0000000	$ -
Class C Notes		$ 32,770,000.00	1.0000000	$ 32,770,000.00	1.0000000	$ -
Class D Notes		$ 26,710,000.00	1.0000000	$ 26,710,000.00	1.0000000	$ -
Total Securities		$ 155,010,892.86	0.1287231	$ 142,332,385.84	0.1181947	$ 12,678,507.02

Weighted Avg. Coupon (WAC)		3.22%		3.24%
Weighted Avg. Remaining Maturity (WARM)		20.94		20.16
Pool Receivables Balance		$ 176,995,779.96		$ 163,914,399.31
Remaining Number of Receivables		28,040		27,077

Adjusted Pool Balance		$ 173,211,045.50		$ 160,532,538.49

III. COLLECTIONS

Principal:
Principal Collections						$ 12,849,550.64
Repurchased Contract Proceeds Related to Principal						$ -
Recoveries/Liquidation Proceeds						$ 108,959.15
Total Principal Collections						$ 12,958,509.79

Interest:
Interest Collections						$ 467,729.51
Late Fees & Other Charges						$ 32,681.74
Interest on Repurchase Principal						$ -
Total Interest Collections						$ 500,411.25

Collection Account Interest						$ 3,387.36
Reserve Account Interest						$ 840.69
Servicer Advances						$ -

Total Collections						$ 13,463,149.09

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Hyundai Auto Receivables Trust 2016-B
Monthly Servicing Report

Collection Period				April 2020
Distribution Date				05/15/20
Transaction Month				44
30/360 Days				30
Actual/360 Days				30

IV. DISTRIBUTIONS

Total Collections				$ 13,463,149.09
Reserve Account Release				$ -
Reserve Account Draw				$ -
Total Available for Distribution				$ 13,463,149.09
	Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due 1.00%	$ 147,496.48	$ -	$ 147,496.48	147,496.48
Collection Account Interest				$ 3,387.36
Late Fees & Other Charges				$ 32,681.74
Total due to Servicer				$ 183,565.58

2. Class A Noteholders Interest:
Class A-1 Notes	$ -		$ -
Class A-2 Notes	$ -		$ -
Class A-3 Notes	$ -		$ -
Class A-4 Notes	$ 89,043.16		$ 89,043.16

Total Class A interest:	$ 89,043.16		$ 89,043.16	89,043.16

3. First Priority Principal Distribution:	$ -		$ -	0.00

4. Class B Noteholders Interest:	$ 33,124.00		$ 33,124.00	33,124.00

5. Second Priority Principal Distribution:	$ -		$ -	0.00

6. Class C Noteholders Interest:	$ 59,805.25		$ 59,805.25	59,805.25

7. Third Priority Principal Distribution:	$ -		$ -	0.00

8. Class D Noteholders Interest:	$ 59,652.33		$ 59,652.33	59,652.33

Available Funds Remaining:				$ 13,037,958.77

9. Regular Principal Distribution Amount:				12,678,507.02

	Distributable Amount		Paid Amount
Class A-1 Notes			$ -
Class A-2 Notes			$ -
Class A-3 Notes			$ -
Class A-4 Notes			$ 12,678,507.02
Class A Notes Total:	$ 12,678,507.02		$ 12,678,507.02
Class B Notes Total:	$ -		$ -
Class C Notes Total:	$ -		$ -
Class D Notes Total:	$ -		$ -
Total Noteholders Principal	$ 12,678,507.02		$ 12,678,507.02

10. Required Deposit to Reserve Account				0.00

11. Trustee and Asset Representations Reviewer Expenses				0.00

12. Remaining Available Collections Released to Certificateholder				359,451.75

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Hyundai Auto Receivables Trust 2016-B
Monthly Servicing Report

Collection Period	April 2020
Distribution Date	05/15/20
Transaction Month	44
30/360 Days	30
Actual/360 Days	30

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$ 3,784,734.46
Beginning Period Amount	$ 3,784,734.46
Current Period Amortization	$ 402,873.63
Ending Period Required Amount	$ 3,381,860.82
Ending Period Amount	$ 3,381,860.82
Next Distribution Date Required Amount	$ 3,005,095.19

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$ 3,033,358.77
Beginning Period Amount	$ 3,033,358.77
Current Period Release to Collection Account	$ -
Current Period Deposit	$ -
Current Period Release to Depositor	$ -
Ending Period Required Amount (0.25% of APB of cut-off date)	$ 3,033,358.77
Ending Period Amount	$ 3,033,358.77

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$ 18,200,152.64	$ 18,200,152.64	$ 18,200,152.64
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		10.51%	11.34%	11.34%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.29%	26,615	97.53%	$ 159,866,829.27
30 - 60 Days	1.27%	343	1.82%	$ 2,980,471.03
61 - 90 Days	0.31%	84	0.49%	$ 796,095.88
91-120 Days	0.13%	35	0.17%	$ 271,003.13
121 + Days	0.00%	0	0.00%	$ -
Total		27,077		$ 163,914,399.31

Delinquent Receivables 30+ Days Past Due
Current Period	1.71%	462	2.47%	$ 4,047,570.04
1st Preceding Collection Period	2.10%	590	3.06%	$ 5,409,203.04
2nd Preceding Collection Period	1.64%	473	2.30%	$ 4,383,277.21
3rd Preceding Collection Period	1.94%	576	2.78%	$ 5,680,768.79
Four-Month Average	1.85%		2.65%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.65%
Delinquency Percentage exceeds Delinquency Trigger (Y/N)			No

Repossession in Current Period		5		$ 69,399.23
Repossession Inventory		108		$ 1,069,124.90

Current Charge-Offs
Gross Principal of Charge-Offs				$ 231,830.01
Recoveries				$ (108,959.15)
Net Loss				$ 122,870.86

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.83%

Average Pool Balance for Current Period				$ 170,455,089.64

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.87%
1st Preceding Collection Period				0.28%
2nd Preceding Collection Period				0.45%
3rd Preceding Collection Period				0.18%
Four-Month Average				0.45%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		27	3,317	$ 44,310,097.42
Recoveries		10	2,959	$ (25,127,637.30)
Net Loss				$ 19,182,460.12
Cumulative Net Loss as a % of Initial Pool Balance				1.52%

Net Loss for Receivables that have experienced a Net Loss *		9	2,464	$ 19,276,432.55
Average Net Loss for Receivables that have experienced a Net Loss				$ 7,823.23

Principal Balance of Extensions				$ 6,682,336.42
Number of Extensions				706

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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